                                                        ANNUAL REPORT
Morgan Stanley Emerging Markets Fund, Inc.              December 31, 2002

DIRECTORS AND OFFICERS
Barton M. Biggs                William G. Morton, Jr.
CHAIRMAN OF THE                DIRECTOR
BOARD OF DIRECTORS
                               Michael Nugent
Ronald E. Robison              DIRECTOR
PRESIDENT AND DIRECTOR
                               Fergus Reid
John D. Barrett II             DIRECTOR
DIRECTOR
                               Stefanie V. Chang
Thomas P. Gerrity              VICE PRESIDENT
DIRECTOR
                               Lorraine Truten       [MORGAN STANLEY LOGO]
Gerard E. Jones                VICE PRESIDENT
DIRECTOR                                             Morgan Stanley
                               James W. Garrett      Emerging Markets Fund, Inc.
Joseph J. Kearns               TREASURER
DIRECTOR
                               Mary E. Mullin
Vincent R. McLean              SECRETARY
DIRECTOR
                               Belinda A. Brady
C. Oscar Morong, Jr.           ASSISTANT TREASURER
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

STOCKHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
(800) 278-4353

LEGAL COUNSEL
Clifford Chance US LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                                      Morgan Stanley
                                                      Investment Management Inc.
(C) 2003 Morgan Stanley                               Investment Adviser

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Letter To Stockholders                Overview

For the year ended December 31, 2002, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share of -5.49% compared with -6.17% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Net Index (the "Index"). On December 31, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $8.34, representing a 17.3% discount to the Fund's net asset value per share.

MARKET REVIEW

Overall, country allocation contributed positively to the Fund's performance while the impact of stock selection was mixed. Country allocations in Israel (primarily driven by stock selection as the country index was down 31.3%), coupled with underweights in Argentina (-50.7%) and our overweights in Indonesia (+41.9%) and South Korea (+8.3%) were strong contributors to relative performance. Our overweight position in Turkey (-35.8%) hurt performance. The Fund's holdings in Israel, India and China were positive contributors to relative performance while stock selection in Russia was weak.

In 2002, overall emerging market performance was hampered by weak global economic growth, domestic concerns in select emerging markets, the continued sell off of U.S. equities and increased geo-political risk. Nevertheless, in 2002 the asset class outperformed both the U.S. and developed international markets. The Index fell 6.2% versus a 15.9% decline in MSCI Europe, Australasia and Far East index and a 22.1% decline in the S&P 500.

Emerging markets started the year in positive territory as equities in this asset class were supported by early year expectations of a U.S. led economic recovery and positive economic data from select emerging markets countries. However, after outperforming for much of the year and rebounding over 40.0% from September 2001 lows, performance in this asset class turned negative during the second and third quarters. The sharp sell-off in Latin America (down 40.5% during the two quarters ended September 30, 2002) and profit taking within cyclical markets such as South Korea and Taiwan were the primary reasons for declines. Risk aversion increased on a global basis during the second quarter, dominated by negative sentiment toward Brazil (due to poor political outlook) and greater uncertainty over the global backdrop. Increased reports of corporate accounting fraud and concerns over the strength of the U.S. economic recovery coupled with geopolitical risks in the Asian sub-continent and the Middle East served to undermine investor confidence for much of the year. Nevertheless, amid a more favorable tone in U.S. equities, particularly in the months of October and November, global emerging markets rebounded given reduced political concerns in Brazil and better than expected corporate earnings and export data from select emerging markets. Global emerging markets ended the period in review with a strong 10.0% fourth quarter return.

MARKET OUTLOOK

Our long-term outlook for emerging markets remains positive. We believe the emerging markets are well positioned to continue to outperform global markets given valuations, corporate fundamentals, relative growth and leveraged exposure to the pick-up in global sentiment and economic activity. Near-term, however, global equities are likely to remain volatile given concerns over high oil prices due to the crisis in Iraq and Venezuela, and economic uncertainties in the U.S., Japan and Germany. Nevertheless, our expectations are for oil prices to fall to more normal levels once the crises in Iraq passes and for global economies to recover in the second half of this year. Emerging markets are likely to be supported by reduced fears of a U.S. double dip recession as the economy begins to show the benefits of U.S. monetary easing that has lowered rates to 1.25%, a 41 year low. Signs of fundamental improvements in Turkey, Central Europe and Russia, along with patches of decent domestic strength in Asia, continue to support overall sentiment in emerging markets. On a bottom-up basis, we continue to focus on earnings visibility as a driver of medium-term returns.

OTHER DEVELOPMENTS

In our ongoing efforts to reduce Fund expenses, the Fund will discontinue the distribution of first and third quarter stockholder reports. The Fund will continue to produce and distribute semi-annual and annual stockholder reports. Additionally, the Fund's portfolio holdings information that was contained in the first and third quarter reports will be available on our web site, which is www.morganstanley.com/im, beginning in May of 2003. If you have difficulty accessing or navigating the site, or if you would like us to send you a copy of the portfolio holdings, please call us at 1-800-221-6726 and we will be happy to assist you.

On February 13, 2003, Barton M. Biggs resigned as Director and Chairman of the Board of Directors of the Fund. On that same day, Mitch Merin, President and Chief Operating Officer of the Adviser, was elected by the Fund's Board of Directors to serve as a Director and Chairman of the Board of Directors of the Fund.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director                                              January 2003

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Investment Summary (Unaudited)        December 31, 2002

Historical Information

                                                                                TOTAL RETURN (%)
                                                  -----------------------------------------------------------------------
                                                      MARKET VALUE(1)         NET ASSET VALUE(2)           INDEX(3)
                                                  -----------------------------------------------------------------------
                                                                 AVERAGE                  AVERAGE                AVERAGE
                                                  CUMULATIVE      ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE   ANNUAL
-------------------------------------------------------------------------------------------------------------------------
One Year                                            (3.28)%      (3.28)%     (5.49)%      (5.49)%     (6.17)%    (6.17)%
Five Year                                           (5.90)       (1.21)      (4.23)       (0.86)     (21.23)     (4.66)
Ten Year                                            27.57         2.46       67.02         5.26       13.44       1.27
Since Inception*                                    64.63         4.57       99.07         6.37       38.48       2.96

Past performance is not predictive of future performance.

[CHART]

Returns and Per Share Information

                                                                 YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------
                                    1993    1994    1995      1996      1997       1998      1999     2000     2001     2002
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share         $28.20    $20.30   $14.69    $15.69    $15.52    $10.33    $21.26   $11.03   $10.68  $10.08
------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share            $31.63    $21.50   $15.50    $13.88    $13.06    $ 8.13    $16.31   $ 8.75   $ 8.63  $ 8.34
------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)                  12.2%      5.9%     5.5%    (11.5)%   (15.9)%   (21.3)%   (23.3)%  (20.7)%  (19.2)% (17.3)%
------------------------------------------------------------------------------------------------------------------------------
Income Dividends                      --        --       --    $ 0.05    $ 0.01    $ 0.11        --       --       --   $0.01
------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions       $ 1.49    $ 6.50   $ 1.29     $0.98    $ 0.01    $ 2.18        --   $ 2.31       --      --
------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)               95.22%+   (5.33)% (16.30)%+  13.84%    (0.97)%  (19.61)%  105.81%  (36.74)% (3.17)%  (5.49)%
------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)              74.84%    (7.32)%  (5.21)%    6.03%   (11.59)%  (25.34)%   66.48%  (30.97)%  (2.62)% (6.17)%
------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. Total returns do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of fund shares. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Free Net Index is a market capitalization weighted index comprised of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. Dividends are assumed to be reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties.
*   The Fund commenced operations on November 1, 1991.
+ This return does not include the effect of the rights issued in connection with the rights offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVELY HIGHER DEGREE OF VOLATILITY.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Portfolio Summary (Unaudited)         December 31, 2002

[CHART]

Allocation of Total Investments

Equity Securities                                98.1%
Short-Term Investments                            1.9%

[CHART]

Industries

Semiconductor Equipment & Products               13.0%
Banks                                            12.9%
Metals & Mining                                  11.1%
Oil & Gas                                         8.4%
Wireless Telecommunication Services               8.4%
Other                                            46.2%

[CHART]

Country Weightings

South Korea                                      21.7%
Taiwan                                           13.9%
South Africa                                     13.0%
Mexico                                            7.8%
India                                             5.9%
Other                                            37.7%

Ten Largest Holdings*

                                                         PERCENT OF
                                                         NET ASSETS
-------------------------------------------------------------------
 1.   Samsung Electronics Co., Ltd. (South Korea)              8.8%
 2.   Anglo American plc (South Africa)                        4.0
 3.   Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)    2.8
 4.   SK Telecom Co., Ltd. (South Korea)                       2.6
 5.   Telmex (Mexico)                                          2.6
 6.   Teva Pharmaceutical Industries Ltd. (Israel)             2.0
 7.   POSCO (South Korea)                                      1.9
 8.   China Mobile (Hong Kong) Ltd. (China)                    1.8
 9.   America Movil SA de CV (Mexico)                          1.6
10.   LUKoil Holdings (Russia)                                 1.5
                                                              ----
                                                              29.6%
                                                              ====

* Excludes Short-Term Investments

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
Statement of Net Assets               December 31, 2002

                                                                                        VALUE
                                                                 SHARES                  (000)
---------------------------------------------------------------------------------------------
COMMON STOCKS (98.0%)
(UNLESS OTHERWISE NOTED)
=============================================================================================
BRAZIL (4.8%)
AEROSPACE & DEFENSE
   Embraer ADR                                                   45,058         $         716
---------------------------------------------------------------------------------------------
BANKS
   Banco Bradesco SA ADR                                         24,573                   366
   Banco Itau SA ADR                                             36,710                   874
   Banco Nacional SA (Preferred)                             61,598,720(a),(b)             --@
---------------------------------------------------------------------------------------------
                                                                                        1,240
---------------------------------------------------------------------------------------------
BEVERAGES
   AmBev (Preferred) ADR                                        104,689                 1,629
---------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
   CEMIG ADR                                                     43,144                   316
---------------------------------------------------------------------------------------------
METALS & MINING
   CVRD (Preferred) ADR                                          74,013                 2,036
   CVRD ADR                                                      12,600                   364
---------------------------------------------------------------------------------------------
                                                                                        2,400
---------------------------------------------------------------------------------------------
MULTILINE RETAIL
   Lojas Arapua SA (Preferred)                               30,412,000(a),(b)             --@
   Lojas Arapua SA GDR                                           31,540(a),(b)             --@
---------------------------------------------------------------------------------------------
                                                                                           --@
---------------------------------------------------------------------------------------------
OIL & GAS
   Petrobras SA (Preferred) ADR                                 106,756                 1,431
   Petrobras SA ADR                                              48,663                   727
---------------------------------------------------------------------------------------------
                                                                                        2,158
---------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
   Aracruz Celulose SA ADR                                        5,700                   106
   Votorantim Celulose e Papel SA ADR                            20,600                   338
---------------------------------------------------------------------------------------------
                                                                                          444
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   Celular CRT (Preferred), 'A'                               1,182,547                   103
---------------------------------------------------------------------------------------------
                                                                                        9,006
=============================================================================================
CHINA/HONG KONG (5.7%)
AIRLINES
   China Southern Airlines Co., Ltd.                          3,866,000                 1,041
---------------------------------------------------------------------------------------------
CHEMICALS
   Sinopec Shanghai Petrochemical Co., Ltd., 'H'              2,656,000(a)                402
---------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
   TPV Technology Ltd.                                        2,201,000                   679
---------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
   Huaneng Power International, Inc., 'H'                     1,374,000                 1,101
---------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Byd Co., Ltd.                                                177,000(a)                356
---------------------------------------------------------------------------------------------
MARINE
   China Shipping Development Co., Ltd.                         573,000                   120
---------------------------------------------------------------------------------------------
METALS & MINING
   Yanzhou Coal Mining Co., Ltd., 'H'                           832,000                   331
---------------------------------------------------------------------------------------------
OIL & GAS
   CNOOC Ltd.                                                 1,675,000                 2,180
---------------------------------------------------------------------------------------------
TEXTILES & APPAREL
   Texwinca Holdings Ltd.                                       652,000                   485
---------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
   Cosco Pacific Ltd.                                           602,000                   494
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   China Mobile (Hong Kong) Ltd.                              1,415,000(a)              3,366
---------------------------------------------------------------------------------------------
                                                                                       10,555
=============================================================================================
CZECH REPUBLIC (0.3%)
BANKS
   Komercni Banka AS                                              4,200                   290
   Komercni Banka AS GDR                                          8,100                   186
---------------------------------------------------------------------------------------------
                                                                                          476
=============================================================================================
HUNGARY (2.3%)
BANKS
   OTP Bank Rt.                                                 144,682                 1,423
   OTP Bank Rt. GDR                                              33,500                   658
---------------------------------------------------------------------------------------------
                                                                                        2,081
---------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Matav Rt.                                                    100,736                   365
   Matav Rt. ADR                                                 23,699                   422
---------------------------------------------------------------------------------------------
                                                                                          787
---------------------------------------------------------------------------------------------
OIL & GAS
   MOL Magyar Olaj-es Gazipari Rt.                               35,236                   823
   MOL Magyar Olaj-es Gazipari Rt. GDR                           24,789                   580
---------------------------------------------------------------------------------------------
                                                                                        1,403
---------------------------------------------------------------------------------------------
                                                                                        4,271
=============================================================================================
INDIA (5.4%)
AUTOMOBILES
   Hero Honda Motors Ltd.                                       131,200                   743
   Tata Engineering & Locomotive Co.,  Ltd.                      87,000(a)                293
---------------------------------------------------------------------------------------------
                                                                                        1,036
---------------------------------------------------------------------------------------------
BANKS
   State Bank of India Ltd.                                     229,550(b)              1,389
---------------------------------------------------------------------------------------------
CHEMICALS
   Reliance Industries Ltd.                                      74,933                   465
---------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
   Gujarat Ambuja Cements Ltd.                                  102,500                   349
---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
Statement of Net Assets (cont'd)      December 31, 2002

                                                                                        VALUE
                                                                 SHARES                  (000)
---------------------------------------------------------------------------------------------
INDIA (CONT'D)
DIVERSIFIED FINANCIALS
   Housing Development Finance Corp., Ltd.                       58,510         $         437
---------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Mahanagar Telephone Nigam Ltd.                               157,430                   312
---------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
   Bharat Heavy Electricals Ltd.                                123,700                   445
---------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES
   Oil & Natural Gas Corp., Ltd.                                 53,000                   387
---------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
   Colgate-Palmolive (India) Ltd.                                73,190                   206
   Hindustan Lever Ltd.                                         160,500                   608
---------------------------------------------------------------------------------------------
                                                                                          814
---------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES
   Infosys Technologies Ltd.                                     12,850                 1,279
   Wipro Ltd.                                                     6,500                   221
   Wipro Ltd. ADR                                                 6,000                   201
---------------------------------------------------------------------------------------------
                                                                                        1,701
---------------------------------------------------------------------------------------------
METALS & MINING
   Hindalco Industries Ltd.                                      34,600                   423
   Steel Authority of India Ltd.                              1,105,066(a)                236
   Tata Iron & Steel Co., Ltd.                                  167,000                   528
---------------------------------------------------------------------------------------------
                                                                                        1,187
---------------------------------------------------------------------------------------------
OIL & GAS
   Hindustan Petroleum Corp., Ltd.                               66,500                   399
---------------------------------------------------------------------------------------------
OTHER
   IndiaInfo.com PCL                                            116,052(b),(f)             --@
---------------------------------------------------------------------------------------------
PHARMACEUTICALS
   Ranbaxy Laboratories Ltd.                                     49,400                   611
---------------------------------------------------------------------------------------------
ROAD & RAIL
   Container Corp. of India Ltd.                                107,600                   515
---------------------------------------------------------------------------------------------
                                                                                       10,047
=============================================================================================
INDONESIA (3.2%)
AUTOMOBILES
   Astra International Tbk PT                                 5,623,500(a)              1,979
---------------------------------------------------------------------------------------------
BANKS
   Bank Central Asia Tbk PT                                   2,975,500                   831
---------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Telekomunikasi Indonesia Tbk PT                            4,359,000                 1,875
---------------------------------------------------------------------------------------------
MULTILINE RETAIL
   Ramayana Lestari Sentosa Tbk PT                            1,703,500                   481
---------------------------------------------------------------------------------------------
TOBACCO
   Hanjaya Mandala Sampoerna Tbk PT                           2,081,500                   861
---------------------------------------------------------------------------------------------
                                                                                        6,027
=============================================================================================
ISRAEL (2.7%)
AEROSPACE & DEFENSE
   Elbit Systems Ltd.                                                 1                    --@
---------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
   ECI Telecom Ltd.                                             180,332(a)                366
---------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
   Check Point Software Technologies Ltd.                        69,044(a)                896
---------------------------------------------------------------------------------------------
PHARMACEUTICALS
   Teva Pharmaceutical Industries Ltd.                           24,840                   927
   Teva Pharmaceutical Industries Ltd. ADR                       74,514                 2,877
---------------------------------------------------------------------------------------------
                                                                                        3,804
---------------------------------------------------------------------------------------------
                                                                                        5,066
=============================================================================================
MALAYSIA(4.0%)
BANKS
   Commerce Asset Holdings Bhd                                  550,000                   469
   Malayan Banking Bhd                                          798,900                 1,556
   Public Bank Bhd                                              537,875                   321
---------------------------------------------------------------------------------------------
                                                                                        2,346
---------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
   Gamuda Bhd                                                   840,000                 1,216
---------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
   AMMB Holdings Bhd                                            477,000                   477
---------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Celcom (Malaysia) Bhd                                      1,853,000(a)              1,190
---------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE
   Magnum Corp. Bhd                                           1,288,000                   776
   Resorts World Bhd                                            240,000                   591
---------------------------------------------------------------------------------------------
                                                                                        1,367
---------------------------------------------------------------------------------------------
REAL ESTATE
   SP Setia Bhd                                                 733,500                   473
---------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Malaysian Pacific Industries Bhd                             118,000                   431
---------------------------------------------------------------------------------------------
                                                                                        7,500
=============================================================================================
MEXICO(7.8%)
BANKS
   Grupo Financiero BBVA                                      2,549,181(a)              1,944
      Bancomer, 'B'
---------------------------------------------------------------------------------------------
BEVERAGES
   Femsa UBD                                                    300,775                 1,095
---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
Statement of Net Assets (cont'd)      December 31, 2002

                                                                                        VALUE
                                                                 SHARES                  (000)
---------------------------------------------------------------------------------------------
MEXICO (CONT'D)
BEVERAGES (CONT'D)
   Grupo Modelo SA, 'C'                                         363,800         $         895
---------------------------------------------------------------------------------------------
                                                                                        1,990
---------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Telmex, 'L' ADR                                              149,975                 4,796
---------------------------------------------------------------------------------------------
MULTILINE RETAIL
   Wal-Mart de Mexico ADR                                        28,162                   641
   Wal-Mart de Mexico, 'C'                                      304,748                   593
   Wal-Mart de Mexico, 'V'                                      520,819                 1,195
---------------------------------------------------------------------------------------------
                                                                                        2,429
---------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
   Grupo Aeroportuario del Sureste SA ADR                        26,450                   411
   Grupo Aeroportuario del Sureste SA, 'B'                      149,200                   165
---------------------------------------------------------------------------------------------
                                                                                          476
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   America Movil SA de CV ADR                                   204,627                 2,938
---------------------------------------------------------------------------------------------
                                                                                       14,573
=============================================================================================
PHILIPPINES (0.1%)
REAL ESTATE
   Ayala Land, Inc.                                           2,814,500                   240
=============================================================================================
POLAND (2.8%)
BANKS
   Bank Pekao SA                                                 82,349                 2,032
   Bank Pekao SA GDR                                              7,705(a)                189
---------------------------------------------------------------------------------------------
                                                                                        2,221
---------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Telekomunikacja Polska SA                                     36,751(a)                122
   Telekomunikacja Polska SA GDR                                216,417(a)                725
---------------------------------------------------------------------------------------------
                                                                                          847
---------------------------------------------------------------------------------------------
MULTILINE RETAIL
   Eastbridge NV                                                 33,600(b),(f)          1,344
---------------------------------------------------------------------------------------------
OIL & GAS
   Polski Koncern Naftowy Orlen SA                               94,395                   437
   Polski Koncern Naftowy Orlen SA GDR                           32,100                   295
---------------------------------------------------------------------------------------------
                                                                                          732
---------------------------------------------------------------------------------------------
                                                                                        5,144
=============================================================================================
RUSSIA (4.9%)
METALS & MINING
   MMC Norilsk Nickel ADR                                        32,400                   655
---------------------------------------------------------------------------------------------
OIL & GAS
   Gazprom ADR                                                   22,700                   268
   LUKoil Holdings ADR                                           46,719                 2,870
   Surgutneftegaz ADR                                            79,825                 1,268
   Surgutneftegaz (Preferred) ADR                                23,039                   537
   Yukos ADR                                                      9,833                 1,386
---------------------------------------------------------------------------------------------
                                                                                        6,329
---------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
   Alliance Cellulose Ltd., 'B'                                 156,075(b)                 --@
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   AO VimpelCom ADR                                              18,100(a)                579
   Mobile Telesystems ADR                                        40,200(a)              1,493
---------------------------------------------------------------------------------------------
                                                                                        2,072
---------------------------------------------------------------------------------------------
                                                                                        9,056
=============================================================================================
SOUTH AFRICA (13.0%)
BANKS
   FirstRand Ltd.                                             1,712,920                 1,471
   Nedcor Ltd.                                                   25,500                   331
   Standard Bank Group Ltd.                                     680,880                 2,395
---------------------------------------------------------------------------------------------
                                                                                        4,197
---------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
   Bidvest Group Ltd.                                           134,715                   707
---------------------------------------------------------------------------------------------
INSURANCE
   Liberty Group Ltd.                                            38,720                   247
   Old Mutual plc                                               326,000                   458
   Old Mutual plc (London Shares)                             1,214,257                 1,721
   Sanlam Ltd.                                                  682,310                   605
---------------------------------------------------------------------------------------------
                                                                                        3,031
---------------------------------------------------------------------------------------------
METALS & MINING
   Anglo American Platinum Corp., Ltd.                           40,370                 1,488
   Anglo American plc                                           250,688                 3,700
   Anglo American plc (London Shares)                           250,287                 3,719
   AngloGold Ltd.                                                 5,300                   180
   AngloGold Ltd. ADR                                            13,192                   452
   Gold Fields Ltd.                                             156,100                 2,184
   Gold Fields Ltd. ADR                                           7,700                   107
   Impala Platinum Holdings Ltd.                                 11,715                   745
---------------------------------------------------------------------------------------------
                                                                                       12,575
---------------------------------------------------------------------------------------------
OIL & GAS
   Sasol Ltd.                                                   199,770                 2,448
---------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
   Sappi Ltd.                                                    66,670                   891
   Sappi Ltd. ADR                                                11,970                   158
---------------------------------------------------------------------------------------------
                                                                                        1,049
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   MTN Group Ltd.                                               206,340(a)                295
---------------------------------------------------------------------------------------------
                                                                                       24,302
=============================================================================================

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
Statement of Net Assets (cont'd)      December 31, 2002

                                                                                        VALUE
                                                                 SHARES                  (000)
---------------------------------------------------------------------------------------------
SOUTH KOREA (21.7%)
AUTO COMPONENTS
   Hyundai Mobis                                                 78,250         $       1,438
---------------------------------------------------------------------------------------------
AUTOMOBILES
   Hyundai Motor Co., Ltd.
   Hyundai Motor Co., Ltd. (Preferred)                           47,900                   561
---------------------------------------------------------------------------------------------
                                                                                        1,223
---------------------------------------------------------------------------------------------
BANKS
   Kookmin Bank                                                  10,908                   387
   Shinhan Financial Group Co., Ltd.                            162,530                 1,699
---------------------------------------------------------------------------------------------
                                                                                        2,086
---------------------------------------------------------------------------------------------
CHEMICALS
   LG Chem Ltd.                                                  36,470                 1,248
---------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
   Daishin Securities Co., Ltd.                                  70,380                   849
   LG Investment & Securities Co., Ltd.                          81,110                   909
   Samsung Securities Co., Ltd.                                  58,790(a)              1,420
   Seoul Securities Co., Ltd.                                   136,200                   487
---------------------------------------------------------------------------------------------
                                                                                        3,665
---------------------------------------------------------------------------------------------
FOOD PRODUCTS
   Tongyang Confectionery Corp.                                  14,000                   685
---------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
   Humax Co., Ltd.                                               43,540                   534
   LG Electronics Ltd.                                           51,857(a)              1,806
---------------------------------------------------------------------------------------------
                                                                                        2,340
---------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
   LG Household & Health Care Ltd.                               18,400                   583
---------------------------------------------------------------------------------------------
INSURANCE
   Hyundai Marine & Fire Insurance Co., Ltd.                     20,730                   442
---------------------------------------------------------------------------------------------
MEDIA
   CJ Home Shopping                                              23,504                   838
---------------------------------------------------------------------------------------------
METALS & MINING
   POSCO                                                         35,800                 3,562
---------------------------------------------------------------------------------------------
MULTILINE RETAIL
   Shinsegae Co., Ltd.                                            4,520                   570
---------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Samsung Electronics Co., Ltd.                                 53,252                14,098
   Samsung Electronics Co., Ltd. (Preferred)                     18,120                 2,292
---------------------------------------------------------------------------------------------
                                                                                       16,390
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   Pantech Co., Ltd.                                             47,840(a)                577
   SK Telecom Co., Ltd.                                          25,430         $       4,910
---------------------------------------------------------------------------------------------
                                                                                        5,487
---------------------------------------------------------------------------------------------
                                                                                       40,557
=============================================================================================
TAIWAN (13.9%)
AIRLINES                                                         28,290                   662
   Eva Airways Corp.                                          2,603,628(a)              1,101
---------------------------------------------------------------------------------------------
BANKS
   Taishin Financial Holdings Co., Ltd.                       3,124,000(a)              1,605
---------------------------------------------------------------------------------------------
CHEMICALS
   Formosa Chemicals & Fibre Corp.                              465,403                   494
   Formosa Plastics Corp.                                       829,000                 1,091
---------------------------------------------------------------------------------------------
                                                                                        1,585
---------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
   Accton Technology Corp.                                    1,338,975(a)              1,372
---------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
   Asustek Computer, Inc.                                       410,553                   723
   Quanta Computer, Inc.                                        898,200                 1,477
   Quanta Storage, Inc.                                          59,000(a)                397
---------------------------------------------------------------------------------------------
                                                                                        2,597
---------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
   CTCI Corp.                                                   487,000                   260
---------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
   Cathay Financial Holding Co., Ltd.                           589,000                   627
   Chinatrust Financial Holding Co., Ltd.                     3,392,748(a)              2,771
   Polaris Securities Co., Ltd.                               1,382,000(a)                483
   Sinopac Holdings Co.                                       3,459,162(a)              1,452
---------------------------------------------------------------------------------------------
                                                                                        5,333
---------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
   Phoenixtec Power Co., Ltd.                                   746,000                   566
---------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Hon Hai Precision Industry Co., Ltd.                         621,300                 2,152
   Lite-On Technology Corp.                                     318,000                   359
---------------------------------------------------------------------------------------------
                                                                                        2,511
---------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
   Largan Precision Co., Ltd.                                   105,300                   590
   Premier Image Technology Corp.                               688,000                 1,062
---------------------------------------------------------------------------------------------
                                                                                        1,652
---------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   ASE Test Ltd.                                                 52,600(a)                210
   Novatek Microelectronics Corp., Ltd.                         282,000                   533
   Siliconware Precision Industries Co.                       1,558,692(a)                760

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
Statement of Net Assets (cont'd)      December 31, 2002

                                                                                        VALUE
                                                                 SHARES                  (000)
---------------------------------------------------------------------------------------------
TAIWAN (CONT'D)
SEMICONDUCTOR EQUIPMENT & PRODUCTS
 (CONT'D)
   Taiwan Semiconductor Manufacturing Co., Ltd.               4,253,334(a)      $       5,229
   United Microelectronics Corp.                              1,063,439(a)                648
---------------------------------------------------------------------------------------------
                                                                                        7,380
---------------------------------------------------------------------------------------------
                                                                                       25,962
=============================================================================================
THAILAND (2.6%)
BANKS
   Bangkok Bank PCL                                           1,143,100(a),(b)          1,590
   Thai Farmers Bank PCL                                        926,400(a),(b)            645
---------------------------------------------------------------------------------------------
                                                                                        2,235
---------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
   Siam Cement (The) PCL NVDR                                    50,200                 1,364
---------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
   Land & Houses PCL                                            225,300                   420
---------------------------------------------------------------------------------------------
MEDIA
   BEC World PCL (Foreign)                                       72,300(b)                342
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   Advanced Info Service PCL (Foreign)                          504,600                   418
---------------------------------------------------------------------------------------------
                                                                                        4,779
=============================================================================================
TURKEY (2.5%)
BANKS
   Akbank TAS                                               225,705,736(a)                747
   Turkiye Garanti Bankasi AS                               380,604,000(a)                493
   Turkiye Is Bankasi AS, 'C'                                96,524,000(a)                253
---------------------------------------------------------------------------------------------
                                                                                        1,493
---------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
   Akcansa Cimento AS                                        39,153,000                   229
---------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
   Koc Holding AS                                            82,789,000(a)                860
---------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
   Arcelik AS                                                49,286,000(a)                386
---------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
   Enka Insaat ve Sanayi AS                                  11,943,094(a)                295
---------------------------------------------------------------------------------------------
MEDIA
   Hurriyet Gazetecilik ve Matbaacilik AS                   209,393,175(a)                549
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   Turkcell Iletisim Hizmetleri AS                          158,251,000(a)                925
---------------------------------------------------------------------------------------------
                                                                                        4,737
=============================================================================================
VENEZUELA (0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES
   CANTV, 'D' ADR                                                45,243                   570
=============================================================================================
TOTAL COMMON STOCKS
   (Cost $196,161)                                                                    182,868
=============================================================================================
INVESTMENT COMPANIES (0.5%)
=============================================================================================
INDIA (0.5%)
   Morgan Stanley Growth Fund
   (Cost $891)                                                4,694,400(a),(c)            925
---------------------------------------------------------------------------------------------

                                                                   FACE
                                                                 AMOUNT
                                                                   (000)
---------------------------------------------------------------------------------------------
DEBT INSTRUMENTS (0.0%)
=============================================================================================
INDIA (0.0%)
BUILDING PRODUCTS
   DCM Shriram Investments Ltd. 0.00%                   INR         330(b),(d)             --@
---------------------------------------------------------------------------------------------
METALS & MINING
   DCM Shriram Industries Ltd. 0.00%                                335(b),(d)             --@
   Shri Ishar Alloy Steels Ltd. 15.00%                              581(b),(d)             --@
---------------------------------------------------------------------------------------------
                                                                                           --@
=============================================================================================
TOTAL DEBT INSTRUMENTS
   (Cost $1,495)                                                                           --@
=============================================================================================
SHORT-TERM INVESTMENT (1.6%)
=============================================================================================
UNITED STATES (1.6%)
REPURCHASE AGREEMENT
   J.P. Morgan Securities Inc.,
     1.05%, dated 12/31/02,
     due 1/02/03 (Cost $2,997)$                                   2,997(e)              2,997
=============================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.3%)
=============================================================================================
   Brazilian Real                                       BRL          78                    22
   Euro                                                 EUR          43                    45
   Hong Kong Dollar                                     HKD           1                    --@
   Hungarian Forint                                     HUF         275                     2
   Indian Rupee                                         INR       5,458                   114
   South Korean Won                                     KRW         350                    --@
   Taiwan Dollar                                        TWD      13,312                   384
   Turkish Lira                                         TRL      10,294                    --@
---------------------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
   (Cost $563)                                                                            567
=============================================================================================

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
Statement of Net Assets (cont'd)      December 31, 2002

                                                                           VALUE
                                                                            (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%)
   (Cost $202,107)                                                     $ 187,357
================================================================================

                                                         AMOUNT
                                                           (000)
================================================================================
OTHER ASSETS (0.6%)
   Cash                                               $       1
   Receivable for Investments Sold                          472
   Interest Receivable                                      302
   Dividends Receivable                                     239
   Tax Reclaim Receivable                                    83
   Other                                                     24            1,121
================================================================================
LIABILITIES (-1.0%)
   Payable For:
      Investments Purchased                                (958)
      Investment Advisory Fees                             (204)
      Dividends Declared                                   (137)
      Custodian Fees                                       (102)
      Directors' Fees and Expenses                          (57)
      Stockholder Reporting Expenses                        (47)
      Professional Fees                                     (36)
      Country Tax Expense                                   (15)
      Administrative Fees                                   (11)
      Net Unrealized Loss on Foreign
        Currency Exchange Contracts                          (1)
   Other Liabilities                                       (342)          (1,910)
================================================================================
NET ASSETS (100%)
   Applicable to 18,499,794 issued and
      outstanding $0.01 par value shares
      (100,000,000 shares authorized)                                  $ 186,568
================================================================================
NET ASSET VALUE PER SHARE                                              $   10.08
================================================================================
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
   Common Stock                                                        $     185
   Paid-in Capital                                                       289,838
   Undistributed (Distributions in Excess of) Net                         (1,027)
      Investment Income
   Accumulated Net Realized Gain (Loss)                                  (89,095)
   Unrealized Appreciation (Depreciation) on
      Investments and Foreign Currency Translations                      (13,333)
================================================================================
TOTAL NET ASSETS                                                       $ 186,568
================================================================================

(a) -- Non-income producing.
(b) -- Investments valued at fair value- see Note A-1 to financial statements. At December 31, 2002, the Fund held $5,310,000 of fair-valued securities, representing 2.8% of net assets.
(c) -- Fund is advised by an affiliate.
(d) -- Security is in default.
(e) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
(f) -- Restricted security not registered under the Securities Act of 1933. Eastbridge NV and IndiaInfo.com PCL were acquired 7/93 and 3/00, respectively, at a cost of $2,259,000 and $511,000, respectively. At December 31, 2002, these securities had an aggregate market value of $1,344,000, representing 0.7% of net assets.
@   -- Value less than $500.
ADR -- American Depositary Receipt
GBP -- British Pound
GDR -- Global Depositary Receipt
HKD -- Hong Kong Dollar
IDR -- Indonesian Rupiah
INR -- Indian Rupee
NVDR -- Non Voting Depositary Receipt
PCL -- Public Company Limited
ZAR -- South African Rand

================================================================================
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

The Fund had the following foreign currency exchange contract(s) open at period end:

CURRENCY                             IN                    NET
   TO                             EXCHANGE              UNREALIZED
DELIVER     VALUE     SETTLEMENT     FOR        VALUE   GAIN (LOSS)
 (000)      (000)        DATE       (000)       (000)      (000)
--------------------------------------------------------------------
US$     73  $   73    1/02/03    IDR  652,016  $  72    $     (1)
US$     31      31    1/07/03    ZAR      269     31          --@
US$     27      27    1/02/03    HKD      209     27          --@
US$     96      96    1/03/03    HKD      748     96          --@
GBP     50      81    1/02/03    US$       81     81          --@
ZAR    170      20    1/03/03    US$       20     20          --@
--------------------------------------------------------------------
            $  328                             $ 327    $     (1)
--------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
Statement of Net Assets (cont'd)      December 31, 2002

       SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
    CLASSIFICATION -- DECEMBER 31, 2002 (UNAUDITED)

                                                 PERCENT
                                          VALUE   OF NET
INDUSTRY                                  (000)   ASSETS
----------------------------------------------------------
Airlines                               $   2,142     1.1%
Automobiles                                4,238     2.3
Banks                                     24,144    12.9
Beverages                                  3,619     1.9
Chemicals                                  3,700     2.0
Computers & Peripherals                    3,276     1.7
Construction Materials                     1,942     1.0
Diversified Financials                    10,772     5.8
Diversified Telecommunication Services    10,377     5.6
Electronic Equipment & Instruments         2,867     1.5
Household Durables                         3,146     1.7
Insurance                                  3,473     1.9
Metals & Mining                           20,710    11.1
Multiline Retail                           4,824     2.6
Oil & Gas                                 15,649     8.4
Pharmaceuticals                            4,415     2.4
Semiconductor Equipment & Products        24,201    13.0
Wireless Telecommunication Services       15,604     8.4
Other                                     28,258    15.1
----------------------------------------------------------
                                       $ 187,357   100.4%
==========================================================

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Statement of Operations               Financial Statements

                                                                                                      YEAR ENDED
                                                                                               DECEMBER 31, 2002
                                                                                                            (000)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of $282 foreign taxes withheld)                                                $         3,985
   Interest                                                                                                   57
================================================================================================================
      TOTAL INCOME                                                                                         4,042
================================================================================================================
EXPENSES
   Investment Advisory Fees                                                                                2,556
   Custodian Fees                                                                                            438
   Administrative Fees                                                                                       185
   Professional Fees                                                                                         141
   Country Tax Expense                                                                                       129
   Stockholder Reporting Expenses                                                                            105
   Stockholder Servicing Fees                                                                                 15
   Directors' Fees and Expenses                                                                                5
   Other Expenses                                                                                              1
================================================================================================================
      TOTAL EXPENSES                                                                                       3,575
================================================================================================================
         NET INVESTMENT INCOME (LOSS)                                                                        467
================================================================================================================
NET REALIZED GAIN (LOSS) ON:
   Investments                                                                                            (9,598)
   Foreign Currency Transactions                                                                          (1,367)
================================================================================================================
      NET REALIZED GAIN (LOSS)                                                                           (10,965)
================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                                                            (1,681)
   Foreign Currency Translations                                                                             915
================================================================================================================
      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                      (766)
================================================================================================================
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      (11,731)
================================================================================================================
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $       (11,264)
================================================================================================================

Statement of Changes in Net Assets

                                                                                                   YEAR ENDED          YEAR ENDED
                                                                                            DECEMBER 31, 2002   DECEMBER 31, 2001
                                                                                                         (000)               (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                                  $        467        $        419
   Net Realized Gain (Loss)                                                                           (10,965)            (60,086)
   Change in Unrealized Appreciation (Depreciation)                                                      (766)             51,864
=================================================================================================================================
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (11,264)             (7,803)
=================================================================================================================================
Distributions from and/or in excess of:
   Net Investment Income                                                                                 (137)                 --
=================================================================================================================================
Capital Share Transactions:
   Repurchase of Shares (339,816 and 494,740 shares, respectively)                                     (3,148)             (4,285)
=================================================================================================================================
   TOTAL INCREASE (DECREASE)                                                                          (14,549)            (12,088)
=================================================================================================================================
Net Assets:
   Beginning of Period                                                                                201,117             213,205
=================================================================================================================================
   END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
      INCOME OF $(1,027) AND $(451), RESPECTIVELY)                                               $    186,568        $    201,117
=================================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Selected Per Share Data and Ratios    Financial Highlights

                                                                        YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                         2002+          2001            2000           1999            1998
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    10.68      $   11.03      $    21.26       $   10.33       $    15.52
------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                              0.03           0.03           (0.15)          (0.03)            0.04
Net Realized and Unrealized Gain (Loss) on
  Investments                                            (0.65)         (0.43)          (8.04)          10.87            (3.05)
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     (0.62)         (0.40)          (8.19)          10.84            (3.01)
------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                  (0.01)            --              --              --            (0.11)
  Net Realized Gain                                         --             --           (2.31)             --            (2.18)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (0.01)            --           (2.31)             --            (2.29)
------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Shares Repurchase Program         0.03           0.05            0.27            0.09             0.11
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $    10.08      $   10.68      $    11.03       $   21.26       $    10.33
==============================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD               $     8.34      $    8.63      $     8.75       $   16.31       $     8.13
==============================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                           (3.28)%        (1.37)%        (34.60)%        100.77%          (24.88)%
  Net Asset Value (1)                                    (5.49)%        (3.17)%        (36.74)%        105.81%          (19.61)%
==============================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)               $  186,568      $ 201,117      $  213,205       $ 435,795       $  221,609
------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                   1.75%          1.85%           1.64%           1.76%            1.96%
Ratio of Net Investment Income to Average Net Assets      0.23%          0.21%          (0.73)%         (0.20)%           0.36%
Portfolio Turnover Rate                                     75%            83%             81%            121%             101%
------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

+ Per share amounts for the year ended December 31, 2002 are based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Notes to Financial Statements         December 31, 2002

     The Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") was incorporated on August 27, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices or the bid price if only bid quotations are available. Securities which are traded over-the-counter are valued at the mean of the current bid and asked prices obtained from reputable brokers. Securities may be valued by independent pricing services. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term securities which mature in 60 days or less are valued at amortized cost. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although actual calculations may be done by others.

 2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

 3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Notes to Financial Statements         December 31, 2002
(cont'd)

     appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A substantial portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

 4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date, (except for certain dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. Under the old Administration Agreement, effective through September 30, 2002, the Administrator was paid a fee computed weekly and payable monthly at an annual rate of 0.08% of the Fund's average weekly net assets, plus $65,000 per annum. Effective October 1, 2002, under the new Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Notes to Financial Statements         December 31, 2002
(cont'd)

Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/ or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

    2002 DISTRIBUTIONS                2001 DISTRIBUTIONS
        PAID FROM:                        PAID FROM:
           (000)                             (000)
----------------------------    ----------------------------
                LONG-TERM                      LONG-TERM
  ORDINARY        CAPITAL        ORDINARY        CAPITAL
    INCOME           GAIN          INCOME           GAIN
------------------------------------------------------------
     $ 137           $ --           $ --            $ --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences may result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

      UNDISTRIBUTED              UNDISTRIBUTED
     ORDINARY INCOME        LONG-TERM CAPITAL GAIN
         (000)                       (000)
---------------------------------------------------
          $ 5                          $ --

At December 31, 2002, the U.S. Federal income tax cost basis of investments (excluding foreign currency) was $205,206,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $18,416,000 of which $16,958,000 related to appreciated securities and $35,374,000 related to depreciated securities.

At December 31, 2002, the Fund had a capital loss carry-forward for U.S. Federal income tax purposes of approximately $83,769,000 available to offset future capital gains of which $65,987,000 will expire on December 31, 2009 and $17,782,000 will expire on December 31, 2010. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2002, the Fund deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October currency losses of $31,000 and post-October capital losses of $1,966,000.

F. OTHER: During the year ended December 31, 2002, the Fund made purchases and sales totaling approximately $149,059,000 and $148,421,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At December 31, 2002, the deferred fees payable, under the Plan, totaled $56,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets. The deferred portion of Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the fiscal year ended December 31, 2002, Directors' Fees and Expenses were increased by $523 due to these fluctuations.

For the year ended December 31, 2002, the Fund incurred $8,000 of brokerage commissions with Morgan Stanley & Co., an affiliate of the Adviser.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Notes to Financial Statements         December 31, 2002
(cont'd)

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the year ended December 31, 2002, the Fund repurchased 339,816 of its shares at an average discount of 15.60% from net asset value per share. Since the inception of the program, the Fund has repurchased 4,324,556 of its shares at an average discount of 20.26% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On December 13, 2002 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.0074 per share, derived from net investment income, payable on January 10, 2003, to stockholders of record on December 24, 2002.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

     For the year ended December 31, 2002, the Fund expects to pass through to stockholders foreign tax credits totaling approximately $320,000. In addition, for the year ended December 31, 2002, gross income derived from sources within a foreign country totaled $4,334,000.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Independent Auditors' Report          December 31, 2002

TO THE STOCKHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY EMERGING MARKETS FUND, INC.

We have audited the accompanying statement of net assets of Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1999 were audited by other auditors whose report, dated February 18, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Emerging Markets Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 7, 2003

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Director and Officer Information      Overview
(unaudited)

Independent Directors:

                                           TERM OF                                     NUMBER OF
                                           OFFICE                                      PORTFOLIOS
                                           AND                                         IN FUND
                              POSITION(S)  LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    TIME        PRINCIPAL OCCUPATION(S)         OVERSEEN BY    OTHER DIRECTORSHIPS HELD BY
DIRECTOR                      REGISTRANT   SERVED*     DURING PAST 5 YEARS             DIRECTOR**     DIRECTOR
------------------------      ----------   ---------   -----------------------         -----------    ---------------------------
John D. Barrett II (67)       Director     Director    Chairman and Director of        71             Director of the Ashforth
565 Fifth Avenue                           since       Barrett Associates, Inc.                       Company (real estate).
New York, NY 10017                         1996        (investment counseling).

Thomas P. Gerrity (61)        Director     Director    Professor of Management,        71             Director, ICG Commerce, Inc.;
219 Grays Lane                             since       formerly Dean, Wharton                         Sunoco; Fannie Mae; Reliance
Haverford, PA 19041                        2001        School of Business,                            Group Holdings, Inc., CVS
                                                       University of Pennsylvania;                    Corporation and
                                                       formerly Director, IKON                        Knight-Ridder, Inc.
                                                       Office Solutions, Inc.,
                                                       Fiserv, Digital Equipment
                                                       Corporation, Investor Force
                                                       Holdings, Inc. and Union
                                                       Carbide Corporation.

Gerard E. Jones (65)          Director     Director    Of Counsel, Shipman &           72             Director of Tractor Supply
Shipman & Goodwin, LLP                     since       Goodwin, LLP (law firm).                       Company, Tiffany Foundation,
43 Arch Street                             1996                                                       and Fairfield County
Greenwich, CT 06830                                                                                   Foundation. Director of The
                                                                                                      India Magnum Fund Ltd.

Joseph J. Kearns (60)         Director     Director    Investment consultant;          71             Director, Electro Rent
Kearns & Associates LLC                    since       formerly CFO of The J. Paul                    Corporation and The Ford
PMB 754                                    2001        Getty Trust.                                   Family Foundation.
23852 Pacific Coast Hwy.
Malibu, CA 90265

Vincent R. McLean (71)        Director     Director    Formerly, Executive Vice        71             Director, Banner Life
702 Shackamaxon Drive                      since       President, Chief Financial                     Insurance Co.; William Penn
Westfield, NJ 07090                        2001        Officer, Director and Member                   Life Insurance Company of New
                                                       of the Executive Committee                     York.
                                                       of Sperry Corporation (now
                                                       part of Unisys Corporation).

C. Oscar Morong, Jr. (67)     Director     Director    Managing Director, Morong       71             Trustee of the mutual funds
1385 Outlook Drive West                    since       Capital Management;                            in the Smith Barney/CitiFunds
Mountainside, NJ 07092                     2001        formerly, Senior Vice                          fund complex.
                                                       President and Investment
                                                       Manager for CREF, TIAA-CREF
                                                       Investment Management, Inc.
                                                       (investment management);
                                                       formerly, Director, The
                                                       Indonesia Fund (mutual fund).

William G. Morton, Jr.        Director     Director    Chairman Emeritus and former    71             Director of Radio Shack
(65)                                       since       Chief Executive Officer of                     Corporation (electronics).
304 Newbury Street, #560                   2000        Boston Stock Exchange.
Boston, MA 02115

Michael Nugent (66)           Director     Director    General Partner, Triumph        194            Director of various business
c/o Triumph Capital, L.P.                  since       Capital, L.P. (private                         organizations; Chairman of
237 Park Avenue                            2001        investment partnership);                       the Insurance Committee and
New York, NY 10017                                     formerly, Vice President,                      Director or Trustee of the
                                                       Bankers Trust Company and BT                   retail families of funds
                                                       Capital Corporation.                           advised by Morgan Stanley
                                                                                                      Investment Advisors Inc.

Fergus Reid (70)              Director     Director    Chairman and Chief Executive    72             Trustee and Director of
85 Charles Colman Blvd.                    since       Officer of Lumelite Plastics                   approximately 30 investment
Pawling, NY 12564                          1996        Corporation.                                   companies in the JPMorgan
                                                                                                      Funds complex managed by
                                                                                                      JPMorgan Investment
                                                                                                      Management Inc. Director of
                                                                                                      The India Magnum Fund Ltd.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Director and Officer Information      Overview
(cont'd)

Interested Directors:

                                           TERM OF                                     NUMBER OF
                                           OFFICE                                      PORTFOLIOS
                                           AND                                         IN FUND
                              POSITION(S)  LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    TIME        PRINCIPAL OCCUPATION(S)         OVERSEEN BY    OTHER DIRECTORSHIPS HELD BY
DIRECTOR                      REGISTRANT   SERVED*     DURING PAST 5 YEARS             DIRECTOR**     DIRECTOR
------------------------      ----------   ---------   -----------------------         -----------    ---------------------------
Barton M. Biggs (70)          Chairman     Chairman    Chairman, Director and          72             Member of the Yale
1221 Avenue of the Americas   and Director and         Managing Director of                           Development Board
New York, NY 10020                         Director    Morgan Stanley Investment
                                           since       Management Inc. and
                                           1996        Chairman and Director
                                                       of Morgan Stanley
                                                       Investment Management
                                                       Limited; Managing
                                                       Director of Morgan
                                                       Stanley & Co.
                                                       Incorporated; Director
                                                       and Chairman of the Board
                                                       of various U.S.
                                                       registered companies
                                                       managed by Morgan Stanley
                                                       Investment Management
                                                       Inc.

Ronald E. Robison (63)        President    President   President and Trustee;          72
1221 Avenue of the Americas   and Director and         Chief Global Operations
New York, NY 10020                         Director    Officer and Managing
                                           since       Director of Morgan
                                           2001        Stanley Investment
                                                       Management, Inc.;
                                                       Managing Director of
                                                       Morgan Stanley & Co.
                                                       Incorporated; formerly,
                                                       Managing Director and
                                                       Chief Operating Officer
                                                       of TCW Investment
                                                       Management Company;
                                                       Director and President of
                                                       various funds in the Fund
                                                       Complex.

----------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investment
   Management Inc. and any funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Director and Officer Information      Overview
(cont'd)

Officers:

                                             POSITION(S)  TERM OF OFFICE
                                             HELD WITH    AND LENGTH OF
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   REGISTRANT   TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------   -----------  --------------  ----------------------------------------------------------
Ronald E. Robison (63)                       President    President and   Chief Global Operations Officer and Managing Director of
Morgan Stanley Investment Management Inc.    and Director Director since  Morgan Stanley Investment Management Inc.; Director and
1221 Avenue of the Americas                               2001            President of various U.S. registered investment companies
New York, NY 10020                                                        managed by Morgan Stanley Investment Management Inc.;
                                                                          previously, Managing Director and Chief Operating Officer
                                                                          of TCW Investment Management Company.

Stefanie V. Chang (36)                       Vice         Vice President  Executive Director of Morgan Stanley & Co. Incorporated
Morgan Stanley Investment Management Inc.    President    since 1997      and Morgan Stanley Investment Management Inc.; formerly,
1221 Avenue of the Americas                                               practiced law with New York law firm of Rogers & Wells
New York, NY 10020                                                        (now Clifford Chance US LLP); Vice President of certain
                                                                          funds in the Fund Complex.

Lorraine Truten (41)                         Vice         Vice President  Executive Director of Morgan Stanley Investment Management
Morgan Stanley Investment Management Inc.    President    since 2001      Inc.; Head of Global Client Services, Morgan Stanley
1221 Avenue of the Americas                                               Investment Management Inc.; President, Morgan Stanley Fund
New York, NY 10020                                                        Distribution, Inc. formerly, President of Morgan Stanley
                                                                          Institutional Fund Trust; Vice President of certain funds
                                                                          in the Fund Complex.

Mary E. Mullin (35)                          Secretary    Secretary since Vice President of Morgan Stanley & Co., Incorporated and
Morgan Stanley Investment Management Inc.                 1999            Morgan Stanley Investment Management, Inc.; formerly,
1221 Avenue of the Americas                                               practiced law with the New York law firms of McDermott,
New York, NY 10020                                                        Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP;
                                                                          Secretary of certain funds in the Fund Complex.

James W. Garrett (34)                        Treasurer    Treasurer since Executive Director of Morgan Stanley & Co. Incorporated
Morgan Stanley Investment Management Inc.                 2002            and Morgan Stanley Investment Management Inc. and
1221 Avenue of the Americas                                               Treasurer of various U.S. registered investment companies
New York, NY 10020                                                        managed by Morgan Stanley Investment Management Inc.;
                                                                          formerly, with Price Waterhouse LLP (now
                                                                          PricewaterhouseCoopers LLP).

Belinda A. Brady (34)                        Assistant    Assistant       Fund Administration Senior Manager, J.P. Morgan Investor
J.P. Morgan Investor Services Co.            Treasurer    Treasurer since Services Co. (formerly Chase Global Funds Services
73 Tremont Street                                         2001            Company); formerly, Senior Auditor at Price Waterhouse
Boston, MA 02108-3913                                                     LLP (now PricewaterhouseCoopers LLP). Assistant Treasurer
                                                                          of certain funds in the Fund Complex.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

Dividend Reinvestment and Cash Purchase Plan

    Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

    Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

    The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

    In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

    Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

22